                                                  Metropolitan Series Fund, Inc.
                                                     and New England Zenith Fund

                                                                  Annual Reports
                                                                   December 2000

                                    [PHOTO]




                                         For use with MetLife Variable Annuities
                                         and MetLife and Metropolitan Tower Life
                                               Variable Life Insurance Contracts


                                                               [LOGO OF METLIFE]

Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DECEMBER 2000

DEAR INVESTOR:

We are pleased to present the December 31, 2000 annual report of the Metropolitan Series Fund, Inc. The report begins with an overview of the U.S. and international economies during the year. Details for each portfolio, including a list of assets, investments and portfolio characteristics, follow.

FINDING THE SILVER LINING

The year 2000 began much the way 1999 ended -- with a strong economy and soaring stock prices. But the stock rally came to a halt in March as the NASDAQ Composite Index -- a common measure of performance for technology-related and other new economy stocks -- began to fall, finishing the year down 39%, the Index's worst one-year performance since it was created in 1971./1/ There was good news, however, as tobacco, energy, healthcare, and pharmaceutical stocks were the top performing industries in 2000./2/ Mid cap stocks, companies whose market value is between $1 billion and $10 billion, also performed well, delivering an average annual return of 17.5% as measured by the Standard & Poor's MidCap 400 Index.

The global stock markets experienced slow economic growth as well. European stock markets mirrored the U.S. in terms of volatility and negative returns for their major indexes, largely due to steep losses in the technology and telecommunications sectors. With a weakened yen, Japan flirted with a recession.

BONDS RALLY LATE IN THE YEAR

The bond market ended the year mixed, withstanding three short-term interest rate increases by the Federal Reserve in early 2000 to post solid gains late in the year. As the economy cooled, U.S. Treasury yields trended lower, sending their prices higher. Generally, bond prices rise as interest rates fall, and vice versa.

LESSONS TO LEARN

If the year 2000 has taught us anything, it's the importance of diversification. A well-rounded portfolio with assets allocated across a variety of markets and investment styles -- stocks and bonds, growth and value stocks, and foreign and U.S. investments -- will experience less volatility, since investment results won't depend on the performance of one stock, fund, or sector.

The variable annuity and variable life products funded by the Metropolitan Series Fund, Inc. offer portfolios in nearly all the major asset classes, as well as an asset allocation program and automated investment strategies that enable you to allocate your assets based on your individual investment goals and risk tolerance.

Most experts predict the economy will be sluggish in the early part of 2001, as the Federal Reserve has identified slower growth, and not inflation, as our economy's biggest threat. As a result, economists anticipate that interest rates will be cut again in 2001 to spur economic growth. The "surprise" interest rate cut made by the Federal Reserve on January 3 has already helped to stabilize the U.S. economy. However, decreased consumer spending and business investment, due to rising interest rates and higher energy costs, still pose a threat to a growing economy, and could result in continued volatility in the stock and bond markets in the near term.

We appreciate the confidence you have placed in us by choosing the Metropolitan Series Fund, Inc.

/s/ Christopher P. Nicholas

Christopher P. Nicholas
President and Chief Operating Officer
Metropolitan Series Fund, Inc.

/1/ "NASDAQ Sinks 3.4% As Market Staggers To Dismal Year End," David Runk,
     WSJ.com, January 1, 2001

/2/ Standard & Poor's U.S. Indices: 2000 Summary and Statistics, January 2001.

Annual Reports dated December 31, 2000 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on March 9, 2001, Accession number 0000950130-01-001212.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D on March 9, 2001, Accession number 0000927016-01-001229.

In an effort to minimize duplicate mailings to our customers, we are sending one copy of our Metropolitan Series Fund Annual Report to a customer with more than one individual life insurance policy or variable annuity contract with the same address of record. Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account, policy or contract charges (general administrative expenses and mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable annuity contract or variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our Web site at www.metlife.com.


This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc. This report is not authorized for distribution to prospective purchases of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract or policy and for Metropolitan Series Fund, Inc., which contain other important information including applicable fees and charges.


                         If you want more information,
                   please contact you sales representative.


-------------------------------------------------------------------------------

[LOGO] MetLife (R)

Metropolitan Life Insurance Company                             PRSRT STD
Johnstown Office, 500 Schoolhouse Road                       U.S. Postage Paid
Johnstown, PA 15904-2914                                         METLIFE






MSFAnnual(0201)                                       E01028VLO(exp0801)MLIC-LD
Date of First Use: 2/28/2001                 1900017115 (0201) Printed in U.S.A.

                                                             Fund Annual Reports
                                                                   December 2000


                                   [GRAPHIC]


                                              For use with MetFlex(SM) Contracts


                                                      [LOGO OF METLIFE(R)]

Annual Reports dated December 31, 2000 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on March 9, 2001, Accession number 0000950130-01-001212.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D on March 9, 2001, Accession number 0000927016-01-001229.

Incorporated by reference is the Janus Aspen Series as filed on Form N-30D on February 21, 2001, Accession No. 0001012709-01-000337.

Incorporated by reference are certain funds of Invesco Variable Investment Funds, Inc. included in the Form N-30D filing as filed on February 27, 2001, Accession No. 0000912744-01-00003.

Incorporated by reference are certain funds of Franklin Templeton Variable Insurance Products Trust included in the Form N-30D filing as filed on March 2, 2001, Accession No. 0000837274-01-000015.

Incorporated by reference are certain funds of Alliance Variable Products Series Fund, Inc. included in the Form N-30D filings as filed on February 28, 2001, Accession No. 0000936772-01-000130 and 0000936772-01-000111.

Incorporated by reference are certain funds of COVA Series Trust included in the Form N-30D filing as filed on March 9, 2001, Accession No. 000107981-01-500014.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund as included in the Form N-30D filing as filed on February 26, 2001, Accession No. 0000927384-01-50004.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund II as included in the Form N-30D filing as filed on February 26, 2001, Accession No. 0000356494-01-500011.

Metflex

--------------------------------------------------------------------------------
METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2000
--------------------------------------------------------------------------------

This report has been prepared for the prospective owners of MetFlex contracts issued by Metropolitan Life insurance Company and shareholders of Metropolitan Series Fund, Inc. This performance material must be preceded or accompanied by the current prospectuses for the MetFlex policy, the Metropolitan Series Fund, Inc. portfolios, the Janus Aspen Series portfolios, the INVESCO Variable Investment Funds, Inc., the New England Zenith Fund Series, the Cova Series Trust portfolios, the Alliance Variable Products Series Fund, Inc. portfolios, the Fidelity Variable Insurance Products and Fund I and Fund II portfolios and the Franklin Templeton Variable Insurance Products Trust Fund.

The following chart shows the past performance of the MetFlex policy's investment divisions. When reviewing performance, keep in mind that the rates are based on historical experience and are not intended to suggest what future
                                           ---
returns will be. These rates are net of fund management fees and direct fund expenses. Other fees and expenses do apply to a continued investment and are described in the current prospectus.

                                                      NON-ANNUALIZED
                                                      RATES OF RETURN                    ANNUALIZED RATES OF RETURN*
------------------------------------------------------------------------------------------------------------------------------------

                                             Fund     Last Month** Last Quarter** 1 Year     3 Year     5 Year   10 Year     Since
NAME OF INVESTMENT DIVISION                Inception   11/30/00-     9/30/00-    12/31/99-  12/31/97-  12/31/95- 12/31/90- Inception
                                             Date      12/31/00     12/30/00     12/31/00   12/31/00   12/31/00  12/31/00
Money Market:
MSF State Street Research Money Market***+  06/24/83      0.56%       1.59%      6.26%       5.46%     5.32%      4.86%       6.27%

Bond:
INVESCO VIF High Yield Bond                 05/27/94      2.43%     -10.12%    -11.99%      -0.85%     5.89%       N/A        7.45%
MSF Lehman Brothers(R)Aggregate Bond
Index/(a,f)/                                11/09/98      2.81%       5.15%     12.31%        N/A       N/A        N/A        5.56%
MSF Loomis Sayles High Yield Bond/(c,f)/    03/03/97      3.81%      -6.05%     -0.95%       2.58%      N/A        N/A        3.62%
MSF State Street Research Income            06/24/83      3.31%       5.81%     12.25%       6.26%     6.42%      8.42%       9.87%
Zenith Fund Back Bay Advisors Bond Income   08/26/83      3.19%       4.05%      9.05%       5.78%     6.55%      8.74%       9.63%

Growth & Income:
INVESCO VIF Equity Income@                  08/10/94      3.67%      -3.18%      2.81%      10.83%    16.25%       N/A       17.42%
Alliance Var Prod Series Fund Growth &
Income                                       06/1/99      5.15%      -0.04%     11.57%        N/A       N/A        N/A        8.39%
Zenith Fund Westpeak Growth & Income        04/30/93     -1.55%      -7.56%     -7.82%       7.85%    14.57%       N/A       15.62%

Growth:
MSF Harris Oakmark Large Cap Value/(f)/     11/09/98      3.97%      10.45%     10.59%        N/A       N/A        N/A        0.09%
Janus Aspen Series Growth@                  09/13/93     -5.84%     -20.67%    -18.84%      16.60%    18.09%       N/A       17.23%
MSF Janus Mid Cap/(b,f)/                    03/03/97     -2.90%     -30.45%    -36.30%      24.28%      N/A        N/A       26.51%
MSF MetLife Stock Index/(a)/                05/01/90     -2.31%     -10.41%    -11.88%      10.92%    17.03%     16.68%      15.77%
MSF State Street Research Diversified       07/25/86      1.12%      -6.07%     -0.39%       9.01%    12.27%     13.01%      11.54%
MSF Neuberger Berman Partners Mid Cap
Value/(b,f)/                                11/09/98      5.34%       3.50%     24.79%        N/A       N/A        N/A       23.07%
MSF State Street Research Growth            06/24/83     -0.73%     -14.81%     -9.25%      11.28%    16.55%     16.82%      14.05%
MSF T. Rowe Price Large Cap Growth/(f)/     11/09/98     -0.99%     -11.25%     -4.35%        N/A       N/A        N/A       12.58%
Zenith Fund Davis Venture Value/(g)/        10/31/94      4.05%      -1.69%      6.97%      12.88%    19.15%       N/A       21.05%
Zenith Fund MFS Investors                   05/01/99     -1.19%      -5.23%     -2.88%        N/A       N/A        N/A       -0.06%
COVA Series Trust Large Cap Growth          05/01/96     -2.13%     -10.24%    -14.07%      10.18%      N/A        N/A       16.45%
Alliance Premier Growth--Class B            07/14/99     -4.36%     -16.80%    -19.96%        N/A       N/A        N/A       -6.56%
MSF Putnam Large Cap Growth/(f)/            05/01/00     -9.93%     -29.07%       N/A         N/A       N/A        N/A      -32.90%
Fidelity VIP II Asset Manager: Growth#      01/03/95     -1.42%     -11.96%    -15.04%       4.65%    11.41%       N/A       13.32%
Fidelity VIP II Contrafund(R)#              01/03/95      0.04%      -9.12%     -9.71%      13.35%    17.02%       N/A       20.53%
Fidelity VIP II Growth#                     10/09/86     -3.92%     -15.64%    -14.75%      17.72%    18.15%     19.50%      16.02%
MSF MetLife Mid Cap Stock Index/(a,f)/      07/05/00      2.84%      -6.90%       N/A         N/A       N/A        N/A        2.22%

Specialty:
INVESCO VIF Real Estate Opportunity Fund@   04/01/98      4.64%       3.03%     26.60%        N/A       N/A        N/A        2.44%
Alliance Technology--Class B                09/22/99     -6.40%     -32.81%    -27.71%        N/A       N/A        N/A        2.34%

Aggressive Growth:
MSF Russell 2000(R)Index/(a,d,f)/           11/09/98      3.66%      -9.93%     -8.16%        N/A       N/A        N/A        8.41%
MSF State Street Research Aggressive
Growth/(b)/                                 04/29/88     -0.87%     -23.14%    -13.50%       9.43%     8.64%     15.73%      14.04%
MSF T. Rowe Price Small Cap Growth/(d,f)/   03/03/97      3.35%     -16.18%    -15.70%       3.73%      N/A        N/A        7.65%
MSF State Street Research Aurora Small Cap
Value/(d,f)/                                07/05/00      9.47%      10.07%       N/A         N/A       N/A        N/A       20.20%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
METFLEX/1//METFLEX C PERFORMANCE AS OF MONTH ENDING DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                       NON-ANNUALIZED
                                                       RATES OF RETURN                    ANNUALIZED RATES OF RETURN*
------------------------------------------------------------------------------------------------------------------------------------

                                             Fund     Last Month** Last Quarter** 1 Year     3 Year     5 Year   10 Year     Since
NAME OF INVESTMENT DIVISION                Inception   11/30/00-     9/30/00-    12/31/99-  12/31/97-  12/31/95- 12/31/90- Inception
                                             Date      12/31/00     12/30/00     12/31/00   12/31/00   12/31/00  12/31/00

Aggressive Growth (continued):
Zenith Fund Loomis Sayles Small
Cap/(d,h)/                                  05/02/94      5.18%     -10.19%     -0.51%       8.82%    16.02%       N/A       15.56%
Franklin Small Cap/(d)/                     11/01/95     -0.30%     -23.86%    -20.37%      15.69%    18.56%       N/A       18.48%
Zenith Fund Alger Equity Growth             10/31/94     -2.93%     -17.00%    -16.78%      18.16%    18.55%       N/A       21.60%
Zenith Fund MFS Research Managers           05/01/99     -3.00%     -15.83%     -8.06%        N/A       N/A        N/A        5.96%

International Stock:
MSF Morgan Stanley EAFE(R)Index/(a,e,f)/    11/09/98      3.12%      -3.70%    -14.78%        N/A       N/A        N/A        6.77%
MSF Putnam International Stock/(e,f)/       05/01/91      4.68%      -2.69%    -10.69%       8.42%     4.02%       N/A        5.59%
MSF Scudder Global Equity/(e,f)/            03/03/97      4.33%       0.56%     -2.75%      12.17%      N/A        N/A       12.07%
Templeton International Fund--Class 1/(e)/  05/01/92      4.86%       1.35%     -2.29%       9.71%    12.95%       N/A       13.17%

1    No longer available for new sales effective 8/1/2000.

* MetFlex policies were first offered in September 1993. Performance assumes the MetFlex contract was in existence for the period shown.

**   Returns are actual returns for the period shown (not annualized).

*** An investment in the Money Market Division is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

+    SEC Standardized 7-Day Effective Yield = 6.20%

@ Performance results for the portfolio are increased by the voluntary reduction of portfolio fees and expenses by the advisor. Without subsidization, performance would have been lower.

# Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on November 3, 1997, at which time the 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class fee structure, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.

(a) Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R)Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) and S&P Mid Cap 400 Indices and Frank Russell Company sponsors the Russell 2000(R) Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the portfolios or make any representation regarding the advisability of investing in the portfolios. The index sponsors have no responsibility for and do not participate in the management of the portfolio assets or sale of the portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

(b) The common stock of medium-sized companies may be more volatile than those of larger, more established companies.

(c) Lower rated high yield, high risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities.

(d) Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies.

(e) International stocks contain additional risk that are not associated with U.S. domestic issues, such as changes in currency exchange rate, different governmental regulations, economic conditions and accounting standards. For a complete discussion of the risk, please read your prospectus.

(f) MetLife voluntarily subsidizes all expenses (other than management fees, brokerage commission, taxes, interest and any extraordinary or nonrecurring expenses) in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio and .40% of the average net assets for the Morgan Stanley EAFE(R) Index Portfolio until each Portfolio's total assets reach $200 Million or through April 30, 2001, whichever comes first. MetLife will voluntarily subsidize such expenses in excess of .20% of the average net assets for the State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index and the Putnam Large Cap Growth Portfolios until each Portfolio's total assets reach $100 Million or through July 4, 2002, whichever comes first.

     MetLife ceased subsidizing such expenses for the Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Loomis Sayles High Yield Bond, Lehman Brothers Aggregate Bond Index and Russell 2000(R) Index Portfolios, on December 31, 1997, January 22, 1998, July 2, 1998, March 2, 1999, and July 13, 1999 and December 3, 1999, respectively. MetLife ceased subsidizing such expenses for the Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, Morgan Stanley EAFE(R) Index and Neuberger Berman Partners Mid Cap Value Portfolios on November 9, 2000. Without these subsidies the performance of the Portfolios would have been lower.

(g) An expense deferral arrangement between New England Investment Management, Inc. (NEIM) and the Davis Venture Value Portfolio ceased to be operative on June 30, 1998. Pursuant to this arrangement NEIM reduced its fees or bore the operational expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Portfolio, subject to the Portfolio's obligation to repay NEIM in future years, with certain limitations, provided that such repayment did not extend beyond two years after the end of the fiscal year in which such expenses were incurred (the "recapture period"). Without the reduction in fees or the payment of operational expenses by NEIM the performance of the Portfolio would be lower, and conversely, without the repayment of such expenses by Portfolio the performance would be higher during the recapture period.

(h) NEIM voluntarily pays all expenses (other than brokerage costs, interest, taxes, or extraordinary expenses) in excess of an annual rate of 1.00% of the Loomis Sayles Small Cap Portfolio's average daily net assets.

A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same money manager. These Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

The rates do not reflect other policy charges, such as the cost of insurance, M&E risk charges and premium expense loads. If these charges were included, the performance figures would be significantly lower. You may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Your Representative can also provide information about the Fixed Account.

Annual rates of return shown in the chart on this page may differ from those shown in the attached Metropolitan Series Fund, Inc. Annual Report. This difference results from the fact that when the rate of return period begins or ends on a non-business day (i.e., weekends and holidays), the Series Fund rates of return are calculated using values as of the last business day while, consistent with industry practice and in compliance with applicable laws MetFlex rates of return are calculated based on values as of the next business day.

This report has been prepared for the owners and prospective owners of MetFlex(SM) contracts issued by Metropolitan Life Insurance Company and shareholders of the certain portfolios of the following:

                        Metropolitan Series Fund, Inc.
                              Janus Aspen Series
                    Invesco Variable Investment Funds, Inc.
             Franklin Templeton Variable Insurance Products Trust
                            New England Zenith Fund
                 Alliance Variable Products Series Fund, Inc.
                               Cova Series Trust
                   Fidelity Variable Insurance Product Funds

This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetFlex prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.

--------------------------------------------------------------------------------

[LOGO OF METLIFE(R)]                                        --------------------

Specialized Benefit Resources                                     PRSRT STD
485-B Route 1 South, Suite 420                              Bound Printed Matter
Iselin, NJ  08830                                              U.S. Postage Paid
                                                                   METLIFE

                                                            --------------------




MSFAnnualMetFlex(0201)                       E01028VLP(exp0801)MLIC-LD
Date of First Use: 2/28/2001                 1900017546 (0201) Printed in U.S.A.